Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000228384
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Class A
Trading Symbol	QAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$110	2.12%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.12%
AssetsNet	$ 457,140,909
Holdings Count | Holding	397
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$457,140,909
Number of Investments	397
Portfolio Turnover	28%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(72.7%)
Cash Equivalents	1.8%
Collateral on Deposit for Securities Sold Short	73.6%
Common Stocks	92.9%

Material Fund Change [Text Block]
C000228383
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Trading Symbol	QQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	1.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.91%
AssetsNet	$ 457,140,909
Holdings Count | Holding	397
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$457,140,909
Number of Investments	397
Portfolio Turnover	28%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(72.7%)
Cash Equivalents	1.8%
Collateral on Deposit for Securities Sold Short	73.6%
Common Stocks	92.9%

Material Fund Change [Text Block]